Share-Based Compensation - Schedule of Assumptions used in Determining Fair Value of MDRT Options on Grant Date (Details) - $ / shares			12 Months Ended
	Apr. 16, 2024	Feb. 06, 2023	Dec. 31, 2024
2023 MDRT [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield		3.69%
Risk-free interest rates		3.88%
Expected volatility		51.41%
Expected life in years		4 years 5 months 26 days
Exercise multiple (in Dollars per share)		$ 2.8
2024 MDRT 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	3.22%
Risk-free interest rates	4.81%
Expected volatility	59.78%
Expected life in years	3 years 3 months 14 days
Exercise multiple (in Dollars per share)	$ 1
2024 MDRT 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield			3.22%
Exercise multiple (in Dollars per share)			$ 1
Minimum [Member] | 2023 MDRT [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of options on grant date (in Dollars per share)		0.2896
Minimum [Member] | 2024 MDRT 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of options on grant date (in Dollars per share)	0.0834
Minimum [Member] | 2024 MDRT 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rates			4.44%
Expected volatility			59.78%
Expected life in years			3 years 1 month 6 days
Fair value of options on grant date (in Dollars per share)			$ 0.0711
Maximum [Member] | 2023 MDRT [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of options on grant date (in Dollars per share)		$ 0.2997
Maximum [Member] | 2024 MDRT 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of options on grant date (in Dollars per share)	$ 0.0839
Maximum [Member] | 2024 MDRT 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rates			4.81%
Expected volatility			60.61%
Expected life in years			3 years 3 months 14 days
Fair value of options on grant date (in Dollars per share)			$ 0.1204